GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.0%
Automobiles & Components — 0.6%
BorgWarner, Inc.	1,827	$79,255
General Motors Co.	7,707	282,076
Harley-Davidson, Inc.(a)	493	18,335

		379,666

Banks — 0.6%
JPMorgan Chase & Co.	786	109,568
US Bancorp	4,271	253,228

		362,796

Capital Goods — 14.7%
3M Co.(b)	3,466	611,472
Allegion PLC (Ireland)	283	35,245
AMETEK, Inc.	1,986	198,084
Arconic, Inc.	4,690	144,311
Caterpillar, Inc.	122	18,017
Cummins, Inc.(b)	2,556	457,422
Dover Corp.	1,636	188,565
Eaton Corp. PLC (Ireland)	5,801	549,471
Emerson Electric Co.	6,755	515,136
Fortune Brands Home & Security, Inc.	1,109	72,462
Honeywell International, Inc.(b)	6,582	1,165,014
Illinois Tool Works, Inc.(b)	706	126,819
Ingersoll-Rand PLC (Ireland)	2,899	385,335
Jacobs Engineering Group, Inc.(b)	1,815	163,042
Johnson Controls International PLC (Ireland)	11,833	481,721
L3Harris Technologies, Inc.	471	93,197
Lockheed Martin Corp.(b)	2,808	1,093,379
Masco Corp.	3,229	154,960
Northrop Grumman Corp.(b)	1,833	630,497
Pentair PLC (Ireland)	1,829	83,896
Raytheon Co.(b)	2,983	655,484
Snap-on, Inc.	296	50,142
TransDigm Group, Inc.(a)	583	326,480
United Technologies Corp.(b)	8,109	1,214,404
Westinghouse Air Brake Technologies Corp.	507	39,445

		9,454,000

Commercial & Professional Services — 0.6%
Cintas Corp.	1,080	290,606
Robert Half International, Inc.	1,263	79,758
Waste Management, Inc.	14	1,595

		371,959

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.8%
Garmin Ltd. (Switzerland)	6	$585
Hanesbrands, Inc.(a)	3,927	58,316
Leggett & Platt, Inc.	1,432	72,789
Mohawk Industries, Inc.*	778	106,104
Newell Brands, Inc.	4,593	88,277
PVH Corp.	852	89,588
Whirlpool Corp.(a)	684	100,911

		516,570

Consumer Services — 2.0%
Hilton Worldwide Holdings, Inc.	213	23,624
McDonald’s Corp.(b)	3,999	790,242
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,265	132,299
Yum! Brands, Inc.	3,035	305,716

		1,251,881

Diversified Financials — 4.4%
American Express Co.	1,151	143,288
Berkshire Hathaway, Inc., Class B*	1,440	326,160
BlackRock, Inc.(b)	1,690	849,563
Discover Financial Services	833	70,655
Franklin Resources, Inc.(a)(b)	5,799	150,658
Intercontinental Exchange, Inc.	255	23,600
Invesco Ltd. (Bermuda)	5,176	93,064
MarketAxess Holdings, Inc.	54	20,472
Moody’s Corp.	1,343	318,842
Nasdaq, Inc.	1,297	138,909
S&P Global, Inc.	1,169	319,196
T Rowe Price Group, Inc.	2,850	347,244

		2,801,651

Energy — 5.0%
Chevron Corp.(b)	10,211	1,230,528
ConocoPhillips(b)	8,249	536,433
Devon Energy Corp.(b)	3,694	95,933
Helmerich & Payne, Inc.	1,108	50,336
HollyFrontier Corp.(b)	1,891	95,893
Kinder Morgan, Inc.	67	1,418
Marathon Petroleum Corp.(b)	6,105	367,826
Phillips 66(b)	4,831	538,222
TechnipFMC PLC (United Kingdom)	4,224	90,563
Valero Energy Corp.(b)	2,127	199,194

		3,206,346

Food & Staples Retailing — 3.6%
Kroger Co. (The)(b)	3,291	95,406

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.(b)	5,637	$482,189
Walgreens Boots Alliance, Inc.(b)	10,324	608,703
Walmart, Inc.(b)	9,181	1,091,070

		2,277,368

Food, Beverage & Tobacco — 9.4%
Altria Group, Inc.	8,864	442,402
Archer-Daniels-Midland Co.	2,975	137,891
Campbell Soup Co.(a)	2,334	115,346
Coca-Cola Co. (The)(b)	16,869	933,699
Constellation Brands, Inc., Class A	743	140,984
General Mills, Inc.(b)	8,014	429,230
Hershey Co. (The)(b)	908	133,458
JM Smucker Co. (The)	765	79,659
Kellogg Co.(b)	3,263	225,669
Kraft Heinz Co. (The)(b)	14,015	450,302
Lamb Weston Holdings, Inc.	744	64,006
McCormick & Co., Inc., non-voting shares(a)	479	81,301
Molson Coors Beverage Co., Class B	2,467	132,971
Mondelez International, Inc., Class A(b)	14,189	781,530
PepsiCo, Inc.(b)	7,950	1,086,526
Philip Morris International, Inc.(b)	8,899	757,216
Tyson Foods, Inc., Class A	114	10,379

		6,002,569

Health Care Equipment & Services — 4.6%
AmerisourceBergen Corp.	366	31,117
Centene Corp.*	1,962	123,351
Cigna Corp.	2	409
CVS Health Corp.(b)	19,981	1,484,389
DaVita, Inc.(b)*	1,881	141,131
Henry Schein, Inc.(a)(b)*	921	61,449
Humana, Inc.	614	225,043
Laboratory Corp. of America Holdings*	4	677
McKesson Corp.(b)	1,049	145,098
Medtronic PLC (Ireland)	1,225	138,976
Quest Diagnostics, Inc.	1,594	170,223
UnitedHealth Group, Inc.	710	208,726
Universal Health Services, Inc., Class B	933	133,848
WellCare Health Plans, Inc.*	330	108,969

		2,973,406

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — 2.0%
Church & Dwight Co., Inc.	706	$49,660
Clorox Co. (The)	783	120,222
Colgate-Palmolive Co.	5,951	409,667
Kimberly-Clark Corp.	1,675	230,396
Procter & Gamble Co. (The)(b)	3,998	499,350

		1,309,295

Insurance — 4.3%
Aflac, Inc.(b)	5,297	280,211
Allstate Corp. (The)	3,256	366,137
Assurant, Inc.(b)	808	105,913
Chubb Ltd. (Switzerland)	2,397	373,117
Cincinnati Financial Corp.(b)	1,573	165,401
Everest Re Group Ltd. (Bermuda)	404	111,843
Globe Life, Inc.	953	100,303
Hartford Financial Services Group, Inc. (The)	3,128	190,089
Marsh & McLennan Cos., Inc.(b)	5,604	624,342
Progressive Corp. (The)	18	1,303
Travelers Cos., Inc. (The)(b)	2,188	299,647
WR Berkley Corp.(a)	1,646	113,739

		2,732,045

Materials — 4.0%
Avery Dennison Corp.(b)	677	88,565
Ball Corp.	2,192	141,757
Celanese Corp.	801	98,619
DuPont de Nemours, Inc.(b)	6,616	424,747
FMC Corp.	1,623	162,008
International Paper Co.	2,971	136,815
Linde PLC (Ireland)	1,489	317,008
LyondellBasell Industries NV, Class A (Netherlands)	1,602	151,357
Mosaic Co. (The)	4,133	89,438
Packaging Corp. of America(a)(b)	1,350	151,186
PPG Industries, Inc.	2,570	343,069
Sealed Air Corp.	6	239
Sherwin-Williams Co. (The)	586	341,954
Westrock Co.	2,803	120,277

		2,567,039

Media & Entertainment — 4.6%
Charter Communications, Inc., Class A(b)*	2,112	1,024,489
Comcast Corp., Class A(b)	28,703	1,290,774
Fox Corp., Class A(b)	6,268	232,355

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Interpublic Group of Cos., Inc. (The)(a)	4,202	$97,066
Omnicom Group, Inc.(a)(b)	3,391	274,739

		2,919,423

Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
Alexion Pharmaceuticals, Inc.*	367	39,691
Amgen, Inc.(b)	3,216	775,281
Biogen, Inc.(b)*	1,774	526,399
Bristol-Myers Squibb Co.(b)	18,275	1,173,072
Gilead Sciences, Inc.(b)	7,418	482,022
Johnson & Johnson	644	93,940
Merck & Co., Inc.(b)	10,663	969,800
Pfizer, Inc.(b)	20,798	814,866

		4,875,071

Real Estate — 4.0%
Alexandria Real Estate Equities, Inc., REIT(b)	1,355	218,941
Apartment Investment & Management Co., Class A, REIT	19	981
AvalonBay Communities, Inc., REIT	993	208,232
Boston Properties, Inc., REIT	420	57,901
CBRE Group, Inc., Class A*	3,459	212,002
Duke Realty Corp., REIT	3,219	111,603
Equity Residential, REIT	2,400	194,208
Essex Property Trust, Inc., REIT	594	178,711
Extra Space Storage, Inc., REIT	1,203	127,061
Federal Realty Investment Trust, REIT	133	17,121
Healthpeak Properties, Inc., REIT	307	10,582
Mid-America Apartment Communities, Inc., REIT	1,091	143,859
Prologis, Inc., REIT(b)	6,767	603,210
Public Storage, REIT	1,318	280,681
Realty Income Corp., REIT	1,994	146,818
UDR, Inc., REIT	1,803	84,200
Welltower, Inc., REIT	12	981

		2,597,092

Retailing — 5.0%
Advance Auto Parts, Inc.	366	58,619
AutoZone, Inc.(b)*	295	351,437
Best Buy Co., Inc.	5	439
Booking Holdings, Inc.*	184	377,886
Dollar General Corp.(b)	2,379	371,076
eBay, Inc.	8,478	306,141

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Expedia Group, Inc.	289	$31,252
Gap, Inc. (The)(a)	4,052	71,639
Genuine Parts Co.	1,214	128,963
Home Depot, Inc. (The)(b)	4,240	925,931
Kohl’s Corp.	316	16,100
LKQ Corp.(b)*	3,573	127,556
Target Corp.(b)	3,454	442,837
TJX Cos., Inc. (The)	358	21,860
Tractor Supply Co.	32	2,990

		3,234,726

Semiconductors & Semiconductor Equipment — 0.9%
Lam Research Corp.(b)	1,474	430,998
Qorvo, Inc.(b)*	1,131	131,456

		562,454

Software & Services — 3.8%
Accenture PLC, Class A (Ireland)	4,689	987,363
Alliance Data Systems Corp.	509	57,110
FleetCor Technologies, Inc.*	148	42,583
International Business Machines Corp.(b)	1,857	248,912
Leidos Holdings, Inc.	1,379	134,990
Oracle Corp.(b)	15,010	795,230
Western Union Co. (The)(a)(b)	7,009	187,701

		2,453,889

Technology Hardware & Equipment — 3.7%
Amphenol Corp., Class A	40	4,329
Apple, Inc.(b)	1,226	360,015
Cisco Systems, Inc.(b)	21,560	1,034,018
HP, Inc.	18,737	385,045
Motorola Solutions, Inc.	7	1,128
NetApp, Inc.(b)	1,295	80,614
Seagate Technology PLC (Ireland)	10	595
TE Connectivity Ltd. (Switzerland)	4,209	403,391
Xerox Holdings Corp.(b)	2,684	98,959

		2,368,094

Telecommunication Services — 4.8%
AT&T, Inc.(b)	47,720	1,864,898
CenturyLink, Inc.(a)	181	2,391
Verizon Communications, Inc.(b)	19,653	1,206,694

		3,073,983

Transportation — 2.5%
Alaska Air Group, Inc.(a)(b)	1,572	106,503
CSX Corp.(b)	7,112	514,624

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.(b)	7,568	$442,577
Southwest Airlines Co.	6,112	329,926
United Airlines Holdings, Inc.*	2,754	242,600

		1,636,230

Utilities — 1.5%
Evergy, Inc.	2,476	161,163
NRG Energy, Inc.	2,677	106,411
Southern Co. (The)	11,230	715,351

		982,925

TOTAL COMMON STOCKS (Cost $56,004,090)		60,910,478

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		3,177,585

NET ASSETS - 100.0%		$64,088,063

(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $1,235,498, which was collateralized by $1,260,373 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 5/15/2049.

(b)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.8% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	2,634	$116,093	$114,263	$(1,018)
General Motors Co.	Morgan Stanley	8,818	316,125	322,739	8,898
Harley-Davidson, Inc.	Morgan Stanley	519	19,535	19,302	(162)

		11,971	451,753	456,304	7,718

Banks
JPMorgan Chase & Co.	Morgan Stanley	944	126,899	131,594	5,093
US Bancorp	Morgan Stanley	3,913	232,103	232,002	2,203

		4,857	359,002	363,596	7,296

Capital Goods
3M Co.	Morgan Stanley	3,428	567,958	604,768	45,202
Allegion PLC (Ireland)	Morgan Stanley	1,726	200,512	214,956	15,540
AMETEK, Inc.	Morgan Stanley	2,953	285,525	294,532	10,300
Arconic, Inc.	Morgan Stanley	4,552	142,234	140,065	(1,723)
Caterpillar, Inc.	Morgan Stanley	120	17,698	17,722	78
Cummins, Inc.	Morgan Stanley	843	134,921	150,863	17,471
Dover Corp.	Morgan Stanley	1,561	160,255	179,921	20,933
Eaton Corp. PLC (Ireland)	Morgan Stanley	3,132	269,373	296,663	29,546
Emerson Electric Co.	Morgan Stanley	6,528	480,287	497,825	21,960
Fortune Brands Home & Security, Inc.	Morgan Stanley	1,898	115,538	124,015	9,257
Honeywell International, Inc.	Morgan Stanley	5,871	994,305	1,039,167	52,243
Illinois Tool Works, Inc.	Morgan Stanley	281	41,750	50,476	9,206
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	2,278	290,889	302,792	14,023
Jacobs Engineering Group, Inc.	Morgan Stanley	1,119	102,030	100,520	(1,000)
Johnson Controls International PLC (Ireland)	Morgan Stanley	5,306	231,027	216,007	(12,506)
Lockheed Martin Corp.	Morgan Stanley	3,287	1,273,722	1,279,892	18,018
Masco Corp.	Morgan Stanley	2,910	133,643	139,651	6,427
Northrop Grumman Corp.	Morgan Stanley	1,812	631,693	623,274	(4,047)
Pentair PLC (Ireland)	Morgan Stanley	1,804	75,037	82,749	7,948
Raytheon Co.	Morgan Stanley	2,949	632,825	648,013	17,176
Snap-on, Inc.	Morgan Stanley	18	2,637	3,049	440
TransDigm Group, Inc.	Morgan Stanley	573	325,592	320,880	14,933
United Technologies Corp.	Morgan Stanley	7,898	1,143,736	1,182,804	46,227

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	588	$45,883	$45,746	$58

		63,435	8,299,070	8,556,350	337,710

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	1,129	303,912	303,791	833
Robert Half International, Inc.	Morgan Stanley	1,246	72,216	78,685	7,081

		2,375	376,128	382,476	7,914

Consumer Durables & Apparel
Hanesbrands, Inc.	Morgan Stanley	3,886	61,208	57,707	(2,741)
Leggett & Platt, Inc.	Morgan Stanley	1,412	73,289	71,772	(722)
Mohawk Industries, Inc.	Morgan Stanley	774	111,303	105,558	(5,396)
Newell Brands, Inc.	Morgan Stanley	4,556	91,837	87,566	(2,935)
PVH Corp.	Morgan Stanley	760	66,078	79,914	14,059
Whirlpool Corp.	Morgan Stanley	678	108,403	100,025	(7,239)

		12,066	512,118	502,542	(4,974)

Consumer Services
Hilton Worldwide Holdings, Inc.	Morgan Stanley	212	23,629	23,513	(42)
McDonald’s Corp.	Morgan Stanley	4,565	921,442	902,090	(11,904)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	2,260	119,260	132,007	13,121
Yum! Brands, Inc.	Morgan Stanley	3,419	382,290	344,396	(35,376)

		10,456	1,446,621	1,402,006	(34,201)

Diversified Financials
American Express Co.	Morgan Stanley	1,270	153,936	158,102	4,680
Berkshire Hathaway, Inc., Class B	Morgan Stanley	1,970	420,338	446,205	27,187
BlackRock, Inc.	Morgan Stanley	1,575	695,116	791,753	103,756
Franklin Resources, Inc.	Morgan Stanley	5,059	139,583	131,433	(5,160)
Intercontinental Exchange, Inc.	Morgan Stanley	253	23,294	23,415	194
Invesco Ltd. (Bermuda)	Morgan Stanley	4,612	75,268	82,924	9,304
MarketAxess Holdings, Inc.	Morgan Stanley	14	4,564	5,308	1,950
Moody’s Corp.	Morgan Stanley	2,042	443,552	484,791	43,345
Nasdaq, Inc.	Morgan Stanley	2,269	226,575	243,010	18,322
S&P Global, Inc.	Morgan Stanley	1,202	299,073	328,206	30,739
T Rowe Price Group, Inc.	Morgan Stanley	2,223	254,937	270,850	19,244

		22,489	2,736,236	2,965,997	253,561

Energy
Chevron Corp.	Morgan Stanley	9,105	1,076,163	1,097,244	34,623
ConocoPhillips	Morgan Stanley	6,878	367,452	447,276	83,626
Devon Energy Corp.	Morgan Stanley	2,159	55,942	56,069	325
Helmerich & Payne, Inc.	Morgan Stanley	1,250	49,228	56,788	8,601
HollyFrontier Corp.	Morgan Stanley	1,683	83,721	85,345	2,476
Marathon Petroleum Corp.	Morgan Stanley	5,080	311,639	306,070	(4,159)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
Phillips 66	Morgan Stanley	4,763	$560,920	$530,646	$(25,079)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	5,436	111,509	116,548	6,086
Valero Energy Corp.	Morgan Stanley	121	8,961	11,332	2,507

		36,475	2,625,535	2,707,318	109,006

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	5,410	413,016	462,771	53,162
Walgreens Boots Alliance, Inc.	Morgan Stanley	9,129	483,243	538,246	60,696
Walmart, Inc.	Morgan Stanley	8,369	979,914	994,572	21,968

		22,908	1,876,173	1,995,589	135,826

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	31,373	1,355,595	1,565,826	259,842
Archer-Daniels-Midland Co.	Morgan Stanley	9,053	391,003	419,607	32,953
Campbell Soup Co.	Morgan Stanley	4,141	199,536	204,648	5,740
Coca-Cola Co. (The)	Morgan Stanley	19,936	1,083,411	1,103,458	35,548
Constellation Brands, Inc., Class A	Morgan Stanley	812	150,679	154,077	4,185
General Mills, Inc.	Morgan Stanley	5,038	274,558	269,835	(1,402)
Hershey Co. (The)	Morgan Stanley	223	33,671	32,777	(809)
JM Smucker Co. (The)	Morgan Stanley	1,646	172,607	171,398	693
Kellogg Co.	Morgan Stanley	4,105	260,113	283,902	26,948
Kraft Heinz Co. (The)	Morgan Stanley	12,368	330,511	397,384	72,838
Lamb Weston Holdings, Inc.	Morgan Stanley	734	56,704	63,146	6,734
Molson Coors Beverage Co., Class B	Morgan Stanley	2,206	119,912	118,903	625
Mondelez International, Inc., Class A	Morgan Stanley	16,939	928,738	933,000	16,196
PepsiCo, Inc.	Morgan Stanley	9,121	1,243,995	1,246,567	14,957
Philip Morris International, Inc.	Morgan Stanley	16,658	1,236,821	1,417,429	218,231
Tyson Foods, Inc., Class A	Morgan Stanley	58	5,282	5,280	15

		134,411	7,843,136	8,387,237	693,294

Health Care Equipment & Services
Centene Corp.	Morgan Stanley	6,946	317,412	436,695	120,280
CVS Health Corp.	Morgan Stanley	8,129	511,728	603,903	97,706
DaVita, Inc.	Morgan Stanley	1,662	95,373	124,700	29,626
Henry Schein, Inc.	Morgan Stanley	42	2,797	2,802	14
Humana, Inc.	Morgan Stanley	449	149,332	164,567	15,937
McKesson Corp.	Morgan Stanley	184	25,122	25,451	494
Medtronic PLC (Ireland)	Morgan Stanley	1	107	113	7
Quest Diagnostics, Inc.	Morgan Stanley	1,322	137,977	141,176	4,330
UnitedHealth Group, Inc.	Morgan Stanley	500	108,271	146,990	39,599
Universal Health Services, Inc., Class B	Morgan Stanley	972	145,217	139,443	(5,123)
WellCare Health Plans, Inc.	Morgan Stanley	367	117,438	121,187	4,151

		20,574	1,610,774	1,907,027	307,021

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	679	$47,723	$47,761	$187
Clorox Co. (The)	Morgan Stanley	908	135,570	139,414	4,931
Colgate-Palmolive Co.	Morgan Stanley	12,567	915,965	865,112	(42,580)
Kimberly-Clark Corp.	Morgan Stanley	5,738	785,656	789,262	12,221
Procter & Gamble Co. (The)	Morgan Stanley	7,017	858,316	876,423	24,792

		26,909	2,743,230	2,717,972	(449)

Insurance
Aflac, Inc.	Morgan Stanley	5,691	290,793	301,054	13,061
Allstate Corp. (The)	Morgan Stanley	2,637	284,520	296,531	13,920
Assurant, Inc.	Morgan Stanley	527	65,895	69,079	3,723
Chubb Ltd. (Switzerland)	Morgan Stanley	2,209	338,959	343,853	7,541
Cincinnati Financial Corp.	Morgan Stanley	1,957	222,617	205,779	(14,381)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	424	113,180	117,380	4,915
Globe Life, Inc.	Morgan Stanley	1,186	119,776	124,827	5,457
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	4,671	279,928	283,857	6,310
Marsh & McLennan Cos., Inc.	Morgan Stanley	5,307	547,845	591,253	45,128
Progressive Corp. (The)	Morgan Stanley	1	71	72	1
Travelers Cos., Inc. (The)	Morgan Stanley	3,388	491,737	463,987	(22,915)
WR Berkley Corp.	Morgan Stanley	1,626	112,938	112,357	(227)

		29,624	2,868,259	2,910,029	62,533

Materials
Avery Dennison Corp.	Morgan Stanley	1,130	143,594	147,827	5,338
Ball Corp.	Morgan Stanley	4,921	333,684	318,241	(13,657)
Celanese Corp.	Morgan Stanley	1,820	223,181	224,078	1,767
DuPont de Nemours, Inc.	Morgan Stanley	4,781	318,246	306,940	(8,961)
FMC Corp.	Morgan Stanley	1,186	105,345	118,387	14,280
International Paper Co.	Morgan Stanley	1,100	48,863	50,655	2,069
Linde PLC (Ireland)	Morgan Stanley	4,013	752,048	854,368	109,220
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	1,593	151,938	150,507	447
Mosaic Co. (The)	Morgan Stanley	4,079	84,944	88,270	3,796
Packaging Corp. of America	Morgan Stanley	696	72,084	77,945	6,804
PPG Industries, Inc.	Morgan Stanley	2,540	316,356	339,065	24,970
Sherwin-Williams Co. (The)	Morgan Stanley	574	330,615	334,952	5,570
Westrock Co.	Morgan Stanley	2,767	109,600	118,732	10,739

		31,200	2,990,498	3,129,967	162,382

Media & Entertainment
Charter Communications, Inc., Class A	Morgan Stanley	1,772	810,583	859,562	51,524
Comcast Corp., Class A	Morgan Stanley	16,399	724,660	737,463	15,485
Fox Corp., Class A	Morgan Stanley	7,143	233,397	264,791	32,852
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	4,153	89,550	95,934	7,640

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment — (continued)
Omnicom Group, Inc.	Morgan Stanley	1,314	$102,358	$106,460	$5,702

		30,781	1,960,548	2,064,210	113,203

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	510	54,778	55,157	551
Amgen, Inc.	Morgan Stanley	4,144	912,045	998,994	94,354
Biogen, Inc.	Morgan Stanley	2,199	499,801	652,509	154,278
Bristol-Myers Squibb Co.	Morgan Stanley	27,376	1,404,534	1,757,265	365,042
Gilead Sciences, Inc.	Morgan Stanley	2,865	180,466	186,168	8,519
Johnson & Johnson	Morgan Stanley	9,647	1,252,973	1,407,208	166,394
Merck & Co., Inc.	Morgan Stanley	6,306	537,169	573,531	41,819
Pfizer, Inc.	Morgan Stanley	22,005	819,698	862,156	48,432

		75,052	5,661,464	6,492,988	879,389

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	942	144,431	152,208	9,952
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	18	925	930	8
AvalonBay Communities, Inc., REIT	Morgan Stanley	1,728	366,073	362,362	2,094
Boston Properties, Inc., REIT	Morgan Stanley	329	43,009	45,356	2,856
CBRE Group, Inc., Class A	Morgan Stanley	3,796	210,519	232,657	22,799
Duke Realty Corp., REIT	Morgan Stanley	4,695	156,043	162,776	8,312
Equity Residential, REIT	Morgan Stanley	5,623	481,646	455,013	(18,968)
Essex Property Trust, Inc., REIT	Morgan Stanley	833	271,503	250,616	(17,423)
Extra Space Storage, Inc., REIT	Morgan Stanley	1,593	190,154	168,253	(18,991)
Federal Realty Investment Trust, REIT	Morgan Stanley	132	17,207	16,992	(76)
Healthpeak Properties, Inc.	Morgan Stanley	303	10,262	10,444	207
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	1,373	177,141	181,044	5,772
Prologis, Inc., REIT	Morgan Stanley	6,690	575,977	596,347	26,989
Public Storage, REIT	Morgan Stanley	2,041	493,130	434,650	(54,218)
Realty Income Corp., REIT	Morgan Stanley	5,047	380,220	371,611	(2,972)
UDR, Inc., REIT	Morgan Stanley	4,526	218,685	211,364	(5,124)

		39,669	3,736,925	3,652,623	(38,783)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	988	153,305	158,238	5,385
Amazon.com, Inc.	Morgan Stanley	3	5,522	5,544	38
AutoZone, Inc.	Morgan Stanley	225	254,586	268,045	14,258
Booking Holdings, Inc.	Morgan Stanley	376	698,463	772,202	77,065
Dollar General Corp.	Morgan Stanley	1,495	234,453	233,190	(353)
eBay, Inc.	Morgan Stanley	9,658	387,138	348,750	(35,820)
Expedia Group, Inc.	Morgan Stanley	307	33,274	33,199	29
Gap, Inc. (The)	Morgan Stanley	4,008	68,412	70,861	2,664
Genuine Parts Co.	Morgan Stanley	1,926	199,424	204,599	7,269

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Home Depot, Inc. (The)	Morgan Stanley	715	$155,039	$156,142	$1,915
Kohl’s Corp.	Morgan Stanley	312	15,853	15,896	93
LKQ Corp.	Morgan Stanley	3,097	89,086	110,563	21,756
Tractor Supply Co.	Morgan Stanley	33	3,078	3,084	15

		23,143	2,297,633	2,380,313	94,314

Semiconductors & Semiconductor Equipment
Lam Research Corp.	Morgan Stanley	173	36,291	50,585	14,805
Qorvo, Inc.	Morgan Stanley	208	15,044	24,176	9,179

		381	51,335	74,761	23,984

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,384	667,007	712,569	48,827
Alliance Data Systems Corp.	Morgan Stanley	588	73,734	65,974	(6,936)
International Business Machines Corp.	Morgan Stanley	1,382	185,579	185,243	247
Leidos Holdings, Inc.	Morgan Stanley	1,723	148,752	168,664	21,322
Oracle Corp.	Morgan Stanley	11,561	603,600	612,502	13,653
Western Union Co. (The)	Morgan Stanley	2,330	52,915	62,397	10,164

		20,968	1,731,587	1,807,349	87,277

Technology Hardware & Equipment
Cisco Systems, Inc.	Morgan Stanley	16,067	764,515	770,573	12,389
HP, Inc.	Morgan Stanley	12,314	238,401	253,053	17,050
NetApp, Inc.	Morgan Stanley	75	3,525	4,669	1,190
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,869	263,576	274,965	13,330
Xerox Holdings Corp.	Morgan Stanley	2,072	62,077	76,395	15,491

		33,397	1,332,094	1,379,655	59,450

Telecommunication Services
AT&T, Inc.	Morgan Stanley	15,618	578,669	610,351	40,502
CenturyLink, Inc.	Morgan Stanley	114	1,289	1,506	7,375
Verizon Communications, Inc.	Morgan Stanley	20,148	1,191,598	1,237,087	60,866

		35,880	1,771,556	1,848,944	108,743

Transportation
Alaska Air Group, Inc.	Morgan Stanley	1,091	68,195	73,915	6,315
CSX Corp.	Morgan Stanley	1,875	134,837	135,675	1,312
Delta Air Lines, Inc.	Morgan Stanley	6,407	366,620	374,681	11,786
Southwest Airlines Co.	Morgan Stanley	5,465	292,771	295,001	4,132
United Airlines Holdings, Inc.	Morgan Stanley	2,726	245,777	240,133	(4,872)

		17,564	1,108,200	1,119,405	18,673

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities
Evergy, Inc.	Morgan Stanley	2,448	$154,016	$159,340	$7,044
NRG Energy, Inc.	Morgan Stanley	2,892	110,029	114,957	5,360
Southern Co. (The)	Morgan Stanley	11,110	698,095	707,707	12,751

		16,450	962,140	982,004	25,155

Total Reference Entity — Long			57,352,015	60,186,662	3,416,042

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,631)	(231,777)	(249,866)	(19,761)

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(4,523)	(159,652)	(183,679)	(26,408)
Comerica, Inc.	Morgan Stanley	(1,537)	(100,812)	(110,280)	(10,973)
Huntington Bancshares, Inc.	Morgan Stanley	(10,476)	(148,002)	(157,978)	(12,866)
KeyCorp	Morgan Stanley	(10,172)	(176,886)	(205,881)	(31,711)
M&T Bank Corp.	Morgan Stanley	(116)	(19,685)	(19,691)	(99)
Regions Financial Corp.	Morgan Stanley	(10,295)	(160,857)	(176,662)	(18,388)
SVB Financial Group	Morgan Stanley	(530)	(109,380)	(133,051)	(24,188)
Wells Fargo & Co.	Morgan Stanley	(5,676)	(305,951)	(305,369)	(862)
Zions Bancorp NA	Morgan Stanley	(1,815)	(78,744)	(94,235)	(16,480)

		(45,140)	(1,259,969)	(1,386,826)	(141,975)

Capital Goods
Boeing Co. (The)	Morgan Stanley	(3,535)	(1,297,220)	(1,151,562)	132,807
Deere & Co.	Morgan Stanley	(1,627)	(268,954)	(281,894)	(17,068)
Fastenal Co.	Morgan Stanley	(5,901)	(189,614)	(218,042)	(30,617)
Flowserve Corp.	Morgan Stanley	(1,346)	(61,911)	(66,990)	(5,811)
General Electric Co.	Morgan Stanley	(89,861)	(810,143)	(1,002,849)	(197,931)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(424)	(91,057)	(106,373)	(16,182)
Parker-Hannifin Corp.	Morgan Stanley	(1,304)	(257,364)	(268,389)	(12,240)
Quanta Services, Inc.	Morgan Stanley	(1,470)	(53,889)	(59,844)	(6,336)
Roper Technologies, Inc.	Morgan Stanley	(723)	(250,885)	(256,108)	(7,140)
Textron, Inc.	Morgan Stanley	(2,361)	(113,968)	(105,301)	8,060
United Rentals, Inc.	Morgan Stanley	(88)	(13,511)	(14,676)	(1,639)
WW Grainger, Inc.	Morgan Stanley	(136)	(43,239)	(46,039)	(3,260)
Xylem, Inc.	Morgan Stanley	(758)	(59,515)	(59,723)	(814)

		(109,534)	(3,511,270)	(3,637,790)	(158,171)

Commercial & Professional Services
Rollins, Inc.	Morgan Stanley	(3,369)	(115,451)	(111,716)	2,670

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(1,560)	(48,169)	(59,514)	(11,572)
Hasbro, Inc.	Morgan Stanley	(1,299)	(150,957)	(137,187)	12,177
NIKE, Inc., Class B	Morgan Stanley	(6,464)	(619,346)	(654,868)	(39,436)
NVR, Inc.	Morgan Stanley	(38)	(136,315)	(144,720)	(9,048)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel — (continued)
PulteGroup, Inc.	Morgan Stanley	(2,749)	$(108,219)	$(106,661)	$799
Ralph Lauren Corp.	Morgan Stanley	(768)	(86,259)	(90,025)	(4,702)
Tapestry, Inc.	Morgan Stanley	(2,942)	(74,468)	(79,346)	(6,222)
Under Armour, Inc., Class C	Morgan Stanley	(4,644)	(84,331)	(89,072)	(5,139)
VF Corp.	Morgan Stanley	(4,094)	(341,457)	(408,008)	(70,128)

		(24,558)	(1,649,521)	(1,769,401)	(133,271)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(3,790)	(193,844)	(192,646)	283
Chipotle Mexican Grill, Inc.	Morgan Stanley	(262)	(208,045)	(219,323)	(12,260)
Darden Restaurants, Inc.	Morgan Stanley	(1,235)	(137,277)	(134,627)	2,002
Las Vegas Sands Corp.	Morgan Stanley	(5,522)	(307,438)	(381,239)	(79,504)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(2,156)	(236,382)	(287,848)	(55,470)
Wynn Resorts Ltd.	Morgan Stanley	(1,104)	(123,430)	(153,312)	(31,568)

		(14,069)	(1,206,416)	(1,368,995)	(176,517)

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(1,347)	(189,969)	(224,383)	(36,576)
Charles Schwab Corp. (The)	Morgan Stanley	(13,016)	(552,206)	(619,041)	(71,248)
E*TRADE Financial Corp.	Morgan Stanley	(2,461)	(107,245)	(111,656)	(5,261)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(1,712)	(371,603)	(393,640)	(30,426)
MSCI, Inc.	Morgan Stanley	(125)	(32,362)	(32,273)	(144)
Northern Trust Corp.	Morgan Stanley	(1,722)	(177,824)	(182,945)	(6,635)
Raymond James Financial, Inc.	Morgan Stanley	(1,360)	(115,019)	(121,666)	(8,032)
State Street Corp.	Morgan Stanley	(3,794)	(220,053)	(300,105)	(84,103)

		(25,537)	(1,766,281)	(1,985,709)	(242,425)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(4,198)	(77,571)	(73,087)	3,706
Cimarex Energy Co.	Morgan Stanley	(1,047)	(48,154)	(54,957)	(7,238)
Concho Resources, Inc.	Morgan Stanley	(2,068)	(148,662)	(181,095)	(33,391)
Diamondback Energy, Inc.	Morgan Stanley	(1,681)	(162,098)	(156,098)	4,920
EOG Resources, Inc.	Morgan Stanley	(5,986)	(463,614)	(501,387)	(41,673)
Exxon Mobil Corp.	Morgan Stanley	(15,168)	(1,082,148)	(1,058,423)	7,085
Halliburton Co.	Morgan Stanley	(9,014)	(186,792)	(220,573)	(36,285)
Hess Corp.	Morgan Stanley	(3,135)	(200,018)	(209,449)	(11,598)
Marathon Oil Corp.	Morgan Stanley	(8,247)	(103,147)	(111,994)	(9,747)
National Oilwell Varco, Inc.	Morgan Stanley	(3,970)	(91,508)	(99,449)	(8,571)
Noble Energy, Inc.	Morgan Stanley	(4,969)	(116,849)	(123,430)	(7,727)
Occidental Petroleum Corp.	Morgan Stanley	(9,191)	(384,621)	(378,761)	(3,216)
ONEOK, Inc.	Morgan Stanley	(4,250)	(309,938)	(321,598)	(16,997)
Pioneer Natural Resources Co.	Morgan Stanley	(1,715)	(221,978)	(259,600)	(40,104)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(14,241)	(487,135)	(572,488)	(94,768)
Williams Cos., Inc. (The)	Morgan Stanley	(12,470)	(302,418)	(295,788)	(1,137)

		(101,350)	(4,386,651)	(4,618,177)	(296,741)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(4,914)	$(302,917)	$(332,186)	$(31,789)
Hormel Foods Corp.	Morgan Stanley	(5,496)	(234,272)	(247,925)	(15,602)

		(10,410)	(537,189)	(580,111)	(47,391)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(10,399)	(883,969)	(903,257)	(26,556)
ABIOMED, Inc.	Morgan Stanley	(465)	(86,944)	(79,324)	7,209
Align Technology, Inc.	Morgan Stanley	(819)	(145,689)	(228,534)	(83,533)
Baxter International, Inc.	Morgan Stanley	(5,249)	(459,012)	(438,921)	16,769
Becton Dickinson and Co.	Morgan Stanley	(1,036)	(268,452)	(281,761)	(18,850)
Boston Scientific Corp.	Morgan Stanley	(14,340)	(607,140)	(648,455)	(44,180)
Cardinal Health, Inc.	Morgan Stanley	(3,014)	(160,752)	(152,448)	6,095
Cerner Corp.	Morgan Stanley	(3,368)	(229,187)	(247,178)	(20,167)
Cooper Cos., Inc. (The)	Morgan Stanley	(510)	(158,299)	(163,858)	(6,306)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(2,298)	(119,073)	(130,044)	(11,970)
Edwards Lifesciences Corp.	Morgan Stanley	(2,002)	(444,796)	(467,047)	(24,350)
Hologic, Inc.	Morgan Stanley	(1,680)	(84,193)	(87,713)	(4,227)
IDEXX Laboratories, Inc.	Morgan Stanley	(883)	(247,471)	(230,578)	15,726
Intuitive Surgical, Inc.	Morgan Stanley	(1,189)	(619,588)	(702,877)	(86,213)
STERIS PLC (Ireland)	Morgan Stanley	(784)	(119,004)	(119,497)	(1,055)
Stryker Corp.	Morgan Stanley	(443)	(97,138)	(93,003)	3,220
Teleflex, Inc.	Morgan Stanley	(476)	(164,855)	(179,185)	(15,270)
Varian Medical Systems, Inc.	Morgan Stanley	(935)	(115,104)	(132,779)	(18,219)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,116)	(295,980)	(316,723)	(23,103)

		(52,006)	(5,306,646)	(5,603,182)	(334,980)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(7,788)	(79,632)	(87,615)	(9,668)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(3,776)	(720,967)	(779,895)	(64,142)

		(11,564)	(800,599)	(867,510)	(73,810)

Insurance
Arthur J Gallagher & Co.	Morgan Stanley	(754)	(69,336)	(71,803)	(3,124)
Lincoln National Corp.	Morgan Stanley	(2,041)	(119,482)	(120,439)	(2,258)
Principal Financial Group, Inc.	Morgan Stanley	(2,861)	(159,602)	(157,355)	(78)
Prudential Financial, Inc.	Morgan Stanley	(4,099)	(370,399)	(384,240)	(19,685)
Unum Group	Morgan Stanley	(2,150)	(60,853)	(62,694)	(2,741)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(1,322)	(247,053)	(266,965)	(21,937)

		(13,227)	(1,026,725)	(1,063,496)	(49,823)

Materials
Albemarle Corp.	Morgan Stanley	(1,090)	(72,493)	(79,614)	(7,999)
Corteva, Inc.	Morgan Stanley	(7,700)	(225,149)	(227,612)	(4,526)
Dow, Inc.	Morgan Stanley	(7,625)	(396,591)	(417,316)	(27,932)
Freeport-McMoRan, Inc.	Morgan Stanley	(14,928)	(148,635)	(195,855)	(48,666)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
Newmont Goldcorp Corp.	Morgan Stanley	(8,317)	$(328,901)	$(361,374)	$(35,464)

		(39,660)	(1,171,769)	(1,281,771)	(124,587)

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(7,903)	(433,392)	(469,596)	(38,249)
DISH Network Corp., Class A	Morgan Stanley	(5,073)	(174,569)	(179,939)	(6,195)
Electronic Arts, Inc.	Morgan Stanley	(3,034)	(295,109)	(326,185)	(32,469)
Facebook, Inc., Class A	Morgan Stanley	(1,211)	(247,978)	(248,558)	(1,750)
Live Nation Entertainment, Inc.	Morgan Stanley	(2,167)	(153,525)	(154,875)	(2,076)
Netflix, Inc.	Morgan Stanley	(3,687)	(1,047,786)	(1,193,003)	(150,161)
News Corp., Class A	Morgan Stanley	(3,284)	(46,115)	(46,436)	(539)
Take-Two Interactive Software, Inc.	Morgan Stanley	(1,164)	(149,185)	(142,509)	5,973
Twitter, Inc.	Morgan Stanley	(8,016)	(346,979)	(256,913)	88,428

		(35,539)	(2,894,638)	(3,018,014)	(137,038)

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(3,187)	(242,650)	(271,883)	(31,229)
Eli Lilly & Co.	Morgan Stanley	(6,248)	(747,789)	(821,175)	(79,225)
Illumina, Inc.	Morgan Stanley	(1,517)	(452,504)	(503,250)	(52,881)
Incyte Corp.	Morgan Stanley	(2,253)	(173,581)	(196,732)	(23,970)
IQVIA Holdings, Inc.	Morgan Stanley	(2,008)	(306,946)	(310,256)	(4,759)
Mettler-Toledo International, Inc.	Morgan Stanley	(252)	(175,676)	(199,907)	(25,060)
PerkinElmer, Inc.	Morgan Stanley	(1,143)	(96,841)	(110,985)	(14,681)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(1,400)	(70,455)	(72,324)	(2,496)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(1,313)	(398,019)	(493,005)	(96,865)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(1,764)	(534,134)	(573,071)	(41,945)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(2,695)	(470,967)	(590,070)	(121,326)
Waters Corp.	Morgan Stanley	(669)	(143,068)	(156,312)	(13,919)
Zoetis, Inc.	Morgan Stanley	(2,440)	(294,773)	(322,934)	(31,254)

		(26,889)	(4,107,403)	(4,621,904)	(539,610)

Real Estate
American Tower Corp., REIT	Morgan Stanley	(927)	(211,039)	(213,043)	(3,122)
Crown Castle International Corp., REIT	Morgan Stanley	(3,697)	(521,817)	(525,529)	(10,219)
Equinix, Inc., REIT	Morgan Stanley	(877)	(486,653)	(511,905)	(29,672)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(7,393)	(124,095)	(137,140)	(15,480)
Iron Mountain, Inc., REIT	Morgan Stanley	(2,955)	(96,798)	(94,176)	(674)
Regency Centers Corp., REIT	Morgan Stanley	(819)	(50,919)	(51,671)	(993)
SBA Communications Corp., REIT	Morgan Stanley	(1,142)	(274,284)	(275,210)	(2,490)
Simon Property Group, Inc., REIT	Morgan Stanley	(1,319)	(195,558)	(196,478)	(2,259)
SL Green Realty Corp., REIT	Morgan Stanley	(839)	(71,024)	(77,087)	(7,142)
Vornado Realty Trust, REIT	Morgan Stanley	(938)	(62,145)	(62,377)	(1,606)
Weyerhaeuser Co., REIT	Morgan Stanley	(7,667)	(210,987)	(231,543)	(24,532)

		(28,573)	(2,305,319)	(2,376,159)	(98,189)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing
CarMax, Inc.	Morgan Stanley	(1,661)	$(157,144)	$(145,620)	$10,782
Dollar Tree, Inc.	Morgan Stanley	(2,435)	(281,656)	(229,012)	51,314
L Brands, Inc.	Morgan Stanley	(2,865)	(50,423)	(51,914)	(2,588)
Lowe’s Cos., Inc.	Morgan Stanley	(6,798)	(801,817)	(814,128)	(16,095)
Macy’s, Inc.	Morgan Stanley	(3,188)	(50,627)	(54,196)	(5,416)
Nordstrom, Inc.	Morgan Stanley	(1,622)	(53,951)	(66,388)	(13,290)
Ross Stores, Inc.	Morgan Stanley	(206)	(23,814)	(23,983)	(297)
Tiffany & Co.	Morgan Stanley	(1,242)	(110,640)	(165,993)	(57,114)
Ulta Beauty, Inc.	Morgan Stanley	(589)	(156,564)	(149,099)	6,725

		(20,606)	(1,686,636)	(1,700,333)	(25,979)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(12,326)	(379,438)	(565,270)	(187,623)
Analog Devices, Inc.	Morgan Stanley	(3,799)	(410,130)	(451,473)	(45,330)
Broadcom, Inc.	Morgan Stanley	(3,801)	(1,087,678)	(1,201,192)	(137,687)
Maxim Integrated Products, Inc.	Morgan Stanley	(2,789)	(159,160)	(171,551)	(14,482)
Microchip Technology, Inc.	Morgan Stanley	(2,742)	(250,732)	(287,142)	(38,593)
Micron Technology, Inc.	Morgan Stanley	(11,524)	(538,979)	(619,761)	(83,325)
NVIDIA Corp.	Morgan Stanley	(5,895)	(1,036,275)	(1,387,094)	(356,652)
QUALCOMM, Inc.	Morgan Stanley	(11,782)	(985,834)	(1,039,526)	(65,649)
Skyworks Solutions, Inc.	Morgan Stanley	(1,760)	(138,677)	(212,749)	(75,501)
Texas Instruments, Inc.	Morgan Stanley	(2,210)	(281,320)	(283,521)	(5,853)
Xilinx, Inc.	Morgan Stanley	(2,588)	(242,889)	(253,029)	(12,224)

		(61,216)	(5,511,112)	(6,472,308)	(1,022,919)

Software & Services
Adobe, Inc.	Morgan Stanley	(2,757)	(779,030)	(909,286)	(135,255)
Akamai Technologies, Inc.	Morgan Stanley	(1,675)	(152,563)	(144,687)	7,157
ANSYS, Inc.	Morgan Stanley	(865)	(185,869)	(222,660)	(37,668)
Autodesk, Inc.	Morgan Stanley	(2,258)	(333,705)	(414,253)	(82,123)
Cadence Design Systems, Inc.	Morgan Stanley	(2,888)	(189,025)	(200,312)	(12,179)
Citrix Systems, Inc.	Morgan Stanley	(1,337)	(141,518)	(148,273)	(7,892)
DXC Technology Co.	Morgan Stanley	(2,649)	(76,688)	(99,576)	(23,807)
Fidelity National Information Services, Inc.	Morgan Stanley	(4,072)	(547,824)	(566,374)	(22,279)
Fiserv, Inc.	Morgan Stanley	(6,394)	(694,648)	(739,338)	(47,969)
Fortinet, Inc.	Morgan Stanley	(1,762)	(138,657)	(188,111)	(50,109)
Gartner, Inc.	Morgan Stanley	(913)	(126,870)	(140,693)	(14,422)
Global Payments, Inc.	Morgan Stanley	(2,635)	(447,465)	(481,046)	(36,248)
Intuit, Inc.	Morgan Stanley	(2,678)	(697,405)	(701,449)	(7,335)
NortonLifeLock, Inc.	Morgan Stanley	(6,410)	(153,384)	(163,583)	(11,725)
PayPal Holdings, Inc.	Morgan Stanley	(8,237)	(869,870)	(890,996)	(25,231)
salesforce.com, Inc.	Morgan Stanley	(6,004)	(925,848)	(976,491)	(55,012)
ServiceNow, Inc.	Morgan Stanley	(1,940)	(541,192)	(547,701)	(9,063)
Synopsys, Inc.	Morgan Stanley	(1,547)	(215,909)	(215,342)	(452)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
VeriSign, Inc.	Morgan Stanley	(1,212)	$(234,237)	$(233,528)	$(396)

		(58,233)	(7,451,707)	(7,983,699)	(572,008)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(181)	(45,239)	(36,815)	8,210
Corning, Inc.	Morgan Stanley	(8,046)	(230,348)	(234,219)	(6,562)
IPG Photonics Corp.	Morgan Stanley	(545)	(73,322)	(78,981)	(6,005)
Keysight Technologies, Inc.	Morgan Stanley	(1,931)	(195,762)	(198,179)	(3,340)
Western Digital Corp.	Morgan Stanley	(3,066)	(182,545)	(194,599)	(14,429)
Zebra Technologies Corp., Class A	Morgan Stanley	(170)	(43,450)	(43,425)	(180)

		(13,939)	(770,666)	(786,218)	(22,306)

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	(195)	(15,222)	(15,292)	(141)

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(107)	(8,341)	(8,367)	(66)
Expeditors International of Washington, Inc.	Morgan Stanley	(316)	(24,565)	(24,654)	(206)
FedEx Corp.	Morgan Stanley	(2,733)	(407,706)	(413,257)	(9,219)
Old Dominion Freight Line, Inc.	Morgan Stanley	(815)	(152,137)	(154,671)	(3,252)
Union Pacific Corp.	Morgan Stanley	(1,365)	(242,315)	(246,778)	(6,631)
United Parcel Service, Inc., Class B	Morgan Stanley	(1,690)	(206,601)	(197,831)	6,671

		(7,026)	(1,041,665)	(1,045,558)	(12,703)

Utilities
Alliant Energy Corp.	Morgan Stanley	(2,472)	(130,309)	(135,268)	(6,439)
Ameren Corp.	Morgan Stanley	(2,531)	(197,049)	(194,381)	(22)
American Electric Power Co., Inc.	Morgan Stanley	(5,082)	(468,736)	(480,300)	(17,321)
American Water Works Co., Inc.	Morgan Stanley	(1,833)	(227,285)	(225,184)	254
Atmos Energy Corp.	Morgan Stanley	(1,227)	(136,312)	(137,252)	(2,282)
CenterPoint Energy, Inc.	Morgan Stanley	(5,167)	(152,699)	(140,904)	9,593
CMS Energy Corp.	Morgan Stanley	(2,479)	(151,759)	(155,780)	(4,738)
Consolidated Edison, Inc.	Morgan Stanley	(3,416)	(310,971)	(309,046)	(2,062)
DTE Energy Co.	Morgan Stanley	(1,886)	(239,728)	(244,935)	(8,248)
Duke Energy Corp.	Morgan Stanley	(4,356)	(403,931)	(397,311)	3,113
Edison International	Morgan Stanley	(3,688)	(265,941)	(278,112)	(17,628)
Entergy Corp.	Morgan Stanley	(2,048)	(235,286)	(245,350)	(13,070)
Eversource Energy	Morgan Stanley	(3,331)	(274,860)	(283,368)	(12,866)
FirstEnergy Corp.	Morgan Stanley	(5,560)	(262,316)	(270,216)	(11,213)
NextEra Energy, Inc.	Morgan Stanley	(220)	(53,050)	(53,275)	(476)
NiSource, Inc.	Morgan Stanley	(3,842)	(113,658)	(106,961)	5,395
Pinnacle West Capital Corp.	Morgan Stanley	(1,140)	(106,130)	(102,520)	2,589
PPL Corp.	Morgan Stanley	(7,432)	(244,966)	(266,660)	(25,916)
Public Service Enterprise Group, Inc.	Morgan Stanley	(5,113)	(310,055)	(301,923)	4,350
Sempra Energy	Morgan Stanley	(1,577)	(237,587)	(238,884)	(3,673)
WEC Energy Group, Inc.	Morgan Stanley	(3,245)	(302,239)	(299,286)	(358)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Xcel Energy, Inc.	Morgan Stanley	(5,395)	$(347,655)	$(342,529)	$333

		(73,040)	(5,172,522)	(5,209,445)	(100,685)

Total Reference Entity — Short			(53,927,154)	(57,753,480)	(4,328,360)

Net Value of Reference Entity			$3,424,861	$2,433,182	$(912,318)

*	Includes $79,361 related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $912,318, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.